Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
Summary of Loss Before Income Taxes and Provision For (Benefit From) Income Taxes

The following table summarizes the Company's loss before income taxes and provision for (benefit from) income taxes (in thousands):

	Three Months Ended March 31,
	2021	2020
Loss before income taxes	$(40,521)	$(30,062)
Provision for (benefit from) income taxes	296	(6,677)
Effective tax rate	(0.7)%	22.2%

Summary of Loss Before Income Taxes and Provision For (Benefit From) Income Taxes

Loss before income taxes consisted of the followings (in thousands):

	Year Ended December 31,
	2020	2019	2018
Domestic	$(154,290)	$(68,645)	$(56,631)
Foreign	342	736	959
Loss before income taxes	$(153,948)	$(67,909)	$(55,672)

Schedule of Provision for (Benefit from) Income Taxes

Provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(4,124)	$958	$8
State	(20)	(130)	507
Foreign	56	430	268
Total Current	(4,088)	1,258	783
Deferred:
Federal	3	(1,942)	3,805
State	1	1	2,040
Foreign	—	—	—
Total Deferred	4	(1,941)	5,845
Provision for (benefit from) income taxes	$(4,084)	$(683)	$6,628

Schedule of Reconciliation of U.S. Federal Provision at Statutory Rate to the Effective Tax Rate

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2020	2019	2018
U.S. federal provision at statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	1.5	1.3	7.4
Foreign income taxes at rates other than the U.S. rate	—	(0.4)	(0.1)
Tax credits	3.0	6.7	4.5
Withholding taxes	(1.7)	(1.5)	—
Permanent items	(1.4)	(0.2)	(0.7)
Uncertain tax benefits	(0.2)	(0.2)	(0.5)
2019 CARES Act impact	4.3	—	—
Prior year return to provision adjustments	(1.7)	(0.1)	0.2
Change in valuation allowance	(22.0)	(25.7)	(43.2)
Other	(0.1)	0.1	(0.5)
Effective tax rate	2.7%	1.0%	(11.9)%

Schedule of Deferred Income Tax Assets and Liabilities

The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$42,698	$27,325
Tax credits	13,387	5,099
Deferred revenue	224	4,601
Accruals and reserves	3,449	4,336
Inventories	1,850	2,176
Stock-based compensation	16,179	129
Other	117	52
Total deferred tax assets	77,904	43,718
Deferred tax liabilities:
Depreciation and amortization	(1,203)	(1,820)
Prepaids	(1,149)	(427)
Total deferred tax liabilities	(2,352)	(2,247)
Net deferred tax assets before valuation allowance	75,552	41,471
Valuation allowance	(75,558)	(41,473)
Net deferred tax assets (liabilities)	$(6)	$(2)

Summary of the Aggregate Changes in Unrecognized Tax Benefits

The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. The following table summarizes the aggregate changes in the total gross amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2020	2019	2018
Unrecognized tax benefits as of the beginning of the year	$4,188	$2,824	$1,763
Increases related to prior year tax provisions	400	308	78
Decrease related to prior year tax provisions	—	—	(216)
Increase related to current year tax provisions	1,240	1,282	1,199
Statute lapse	(43)	(226)	—
Unrecognized tax benefits as of the end of the year	$5,785	$4,188	$2,824